INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangibles	$ 157	$ 268	$ 1,069	$ 1,046	$ 1,053
Write-off of other intangible assets			$ 3,009	$ 0	$ 0